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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form 13F-HR

                               Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:       June 30, 2004


Check here if Amendment [     ]; Amendment Number:
     This Amendment (Check only one.):  [   ]   is a restatement.
                                        [   ]   adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:         Cambridge Investments, Ltd.
Address:      2 Belvedere Place Suite 320
              Mill Valley, California  94941


Form 13F File Number:  28-06432

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Courtney Tozzi
Title:   Vice President
Phone:   (415) 384-0473

Signature, Place, and Date of Signing:

    /s/ Courtney Tozzi        Mill Valley, California       August 5, 2004
    ------------------        -----------------------       --------------
      [Signature]                  [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



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                              Form 13F SUMMARY PAGE




Report Summary:

Number of Other Included Managers:                   0
                                                   -----

Form 13F Information Table Entry Total:             10
                                                  -------

Form 13F Information Table Value Total:           $165,300
                                                ------------
                                                 (thousands)


List of Other Included Managers:

{None}


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
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         FORM 13F INFORMATION TABLE -CAMBRIDGE INVESTMENTS LTD. 6/30/04
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        COLUMN 1            COLUMN 2     COLUMN 3  COLUMN 4           COLUMN 5        COLUMN 6     COLUMN 7         COLUMN 8
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                                                                                                                VOTING AUTHORITY
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NAME OF ISSUER              TITLE OF                VALUE    SHRS OR PRN  SH/  PUT/  INVESTMENT     OTHER
                             CLASS       CUSIP     (X1000)      AMOUNT    PRN  CALL  DISCRESTION   MANAGERS  SOLE      SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
BAKER HUGHES INC             COMMON      057224107   10,093    268,092                 SOLE                   268,092
------------------------------------------------------------------------------------------------------------------------------------
BJ SVCS CO                   COMMON      055482103   14,902    325,100                 SOLE                   325,100
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COOPER CAMERON CORP          COMMON      216640102   17,481    358,966                 SOLE                   358,966
------------------------------------------------------------------------------------------------------------------------------------
ENSCO INTL INC               COMMON      26874Q100   16,664    572,652                 SOLE                   572,652
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GLOBAL SANTE FE              COMMON      G3930E101   21,188    799,578                 SOLE                   799,578
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HALLIBURTON                  COMMON      406216101   19,283    637,254                                        637,254
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NOBLE DRILLING CORP          COMMON      G65422100   13,455    355,115                 SOLE                   355,115
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TRANSOCEAN SEDCO FOREX INC   ORD         G90078109    7,950    274,735                 SOLE                   274,735
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SMITH INTL INC               COMMON      832110100   17,042    305,647                 SOLE                   305,647
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SCHLUMBERGER                 COMMON      806857108   27,242    428,955                 SOLE                   428,955
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                                                    165,300
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